ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The accumulated other comprehensive income balance consists of:

	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Cumulative foreign currency translation	$403	$416	$(446)
Unamortized experience gain – post employment liability
Gross	983	983	983
Tax effect	(259)	(259)	(259)
	$1,127	$1,140	$278